SHARE-BASED COMPENSATION - Shares Options (Details) - Share options - 2016 Share Plan - $ / shares	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Sep. 30, 2018	Jan. 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance							21,119,408
Granted exercise price		$ 0.26	$ 0.30	$ 0.26
Contractual term	10 years	6 years 1 month 20 days
Granted (in shares)		5,355,499	7,700,228	2,750,000
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Vesting period	12 months
Granted exercise price	$ 0.01
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Vesting period	36 months
Granted exercise price	$ 0.38
Class A Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance	29,525,465				26,419,211	25,838,502